Collaboration and License Agreements - Genovis (Q2) (Details) $ in Millions	1 Months Ended
Feb. 28, 2023 USD ($)
Genovis AB
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payment	$ 4.0